Income Taxes - Summary of Effective Tax Rate and the Statutory Federal Rate (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income tax expense/(benefit)		$ (12)		$ 745	$ 747	$ 8,534
Federal [Member]
Tax expense (benefit) computed at "expected" statutory rate					(301,668)	(222,448)
State income taxes, net of benefit					(62,488)	(46,078)
Stock based compensation and consulting					56,901	(52,316)
Loss (gain) from change in fair value of derivative liability
Other					45,466	(3,648)
Valuation allowance						219,858
Net income tax expense/(benefit)					$ (261,789)